Related Party Transactions - Schedule of Amounts Owed from and to Related Parties (Parenthetical) (Details) - 12 months ended Feb. 28, 2026 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Dangdai
Related Party Transaction [Line Items]
Full allowance and write-off	¥ 1,090	$ 159
ESNU E&A Publishing
Related Party Transaction [Line Items]
Full allowance and write-off	¥ 1,013	$ 148